Income Taxes (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Taxes [Abstract]
Federal statutory tax rate (in hundredths)	34.00%
Reconciliation of federal income tax attributable to operations [Abstract]
Statutory federal income tax benefit	$ (1,049,000)	$ (1,695,000)	$ (873,000)
Net operating loss with no tax benefit	1,049,000	1,695,000	873,000
Total federal income tax	0	0	0
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates	expire in various years between 2014 and 2033.
Deferred tax assets [Abstract]
Net operating loss carryforwards	31,342,000	33,661,000
Income tax credits	2,161,000	1,990,000
Other	1,680,000	2,162,000
Total deferred taxes	35,183,000	37,813,000
Valuation allowance	(35,183,000)	(37,813,000)
Net deferred taxes	0	0
Valuation allowance increased (decreased)	(2,630,000)	43,000	455,000
Income tax benefits related to stock options deductions	1,852,000
Tax benefits related to stock options included in valuation allowance	1,624,000
Understated deferred tax assets		245,000
Overstated valuation allowance		245,000
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	83,471,000
Research and experimentation credit carryforwards	1,285,000
Federal [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, expiration date	Jun. 30, 2033
Federal [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, expiration date	Jun. 30, 2014
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	67,445,000
Research and experimentation credit carryforwards	$ 1,293,000